Long-Term Investment (Details) - USD ($) $ in Millions	Sep. 18, 2025	Aug. 25, 2025	Aug. 05, 2025	Dec. 28, 2023
Class B Ordinary Shares [Member]
Long-Term Investments [Line Items]
Shares, issued	5,181,250	10,000,000	1,851,852	308,171
Class B Ordinary Shares [Member] | W. Motors [Member]
Long-Term Investments [Line Items]
Shares, issued				2,070,000
W. Motors [Member]
Long-Term Investments [Line Items]
Equity interest percentage				5.00%
Investment (in Dollars)				$ 15.9